UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zinc Capital Management, LLC

Address:  711 Fifth Avenue, 5th Floor
          New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ray Jahaly
Title:    Chief Operating Officer
Phone:    (212) 813-2820


Signature, Place and Date of Signing:

/S/ Ray Jahaly                  New York, New York          February 2, 2005
-----------------------     --------------------------  ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $17,017
                                          (thousands)

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                             FORM 13F INFORMATION TABLE
                                  TITLE                     VALUE      SHRS/   SH/   PUT/   INVSMT    OTHER      VOTING AUTHORITY
ISSUER NAME                       OF CLASS      CUSIP      (X $1,000)  PRN AMT PRN   CALL   DISCRTN   MGRS   SOLE      SHARED   NONE
-----------                       --------      -----      ----------  ------- ---   ----   -------   ----   ----      ------   ----
ADOLOR CORP                       COM           00724X102     248       25,000 SH           SOLE               25,000
AMERICAN PHARMACEUTICALS PTN      COM           02886P109     224        6,000 SH           SOLE                6,000
AMERICAN RETIREMENT CORP          COM           028913101     163       13,800 SH           SOLE               13,800
ARTESYN TECHNOLOGIES              COM           043127109     283       25,000 SH           SOLE               25,000
ASE TEST LTD                      ORD           Y02516105     338       50,000 SH           SOLE               50,000
AVANIR PHARMACEUTICALS            CL A          05348P104     341      100,000 SH           SOLE              100,000
CARRIER ACCESS CORP               COM           144460102     267       25,000 SH           SOLE               25,000
CISCO SYS INC                     COM           17275R102     483       25,000 SH           SOLE               25,000
CORCEPT THERAPEUTICS              COM           218352102   1,184      189,424 SH           SOLE              189,424
DECODE GENETICS INC               COM           243586104      78       10,000 SH           SOLE               10,000
DELL INC                          COM           24702R101     632       15,000 SH           SOLE               15,000
DUSA PHARMACEUTICALS              COM           266898105     633       44,271 SH           SOLE               44,271
GENERAL ELEC CO                   COM           369604103     365       10,000 SH           SOLE               10,000
GENVEC INC                        COM           37246C109      35       21,204 SH           SOLE               21,204
GLENAYRE TECH                     COM           377899109      55       25,000 SH           SOLE               25,000
INTEL CORP                        COM           458140100     468       20,000 SH           SOLE               20,000
IONATRON INC                      COM           462070103     177       15,600 SH           SOLE               15,600
IXYS CORP                         COM           46600W106     103       10,000 SH           SOLE               10,000
JUNIPER NETWORKS INC              COM           48203R104     677       24,900 SH           SOLE               24,900
KANA SOFTWARE INC                 COM           483600300      47       25,000 SH           SOLE               25,000
LIONS GATE ENTMNT CORP            COM NEW       535919203     435       41,000 SH           SOLE               41,000
MAGNA ENTMNT                      CL A          559211107      90       15,000 SH           SOLE               15,000
NANOGEN INC                       COM           630075109      92       12,500 SH           SOLE               12,500
NETGEAR INC                       COM           64111Q104     363       20,000 SH           SOLE               20,000
NEW CENTURY FINL CORP             COM           6435EV108     575        9,000 SH           SOLE                9,000
NIKU CORP                         COM NEW       654113703     302       15,000 SH           SOLE               15,000
NITROMED INC                      COM           654798503     610       22,900 SH           SOLE               22,900
NETWORK ENGINES                   COM           64121A107      42       15,000 SH           SOLE               15,000
OSCIENT PHARMACEUTICALS           COM           68812R105     458      125,456 SH           SOLE              125,456
SEABULK INTL INC                  COM           81169P101     216       17,800 SH           SOLE               17,800
SENTO CORP                        COM NEW       816918205      98       20,000 SH           SOLE               20,000
SEPRACOR INC                      COM           817315104     297        5,000 SH           SOLE                5,000
SEROLOGICALS CORP                 COM           817523103     774       35,000 SH           SOLE               35,000
SIPEX CORP                        COM           829909100      47       10,000 SH           SOLE               10,000
SIRNA THERAPEUTICS  INC           COM           829669100     594      187,298 SH           SOLE              187,298
SOMERA COMMUNICATIONS             COM           834458101      19       15,000 SH           SOLE               15,000
STRYKER CORP                      COM           863667101     217        4,500 SH           SOLE                4,500
SUN HEALTHCARE GROUP              COM           866933401     138       15,000 SH           SOLE               15,000
SUN MICROSYSTEMS                  COM           866810104     216       40,000 SH           SOLE               40,000
SYMANTEC CORP                     COM           871503108     386       15,000 SH           SOLE               15,000
TALISMAN ENERGY INC               COM           87425E103     404       15,000 SH           SOLE               15,000
TELEWEST GLOBAL INC               COM           87956T107     352       20,000 SH           SOLE               20,000
TELLABS INC                       COM           879664100     215       25,000 SH           SOLE               25,000
UBIQUITEL INC                     COM           903474302      71       10,000 SH           SOLE               10,000
UNITEDGLOBALCOM                   CL A          913247508     242       25,000 SH           SOLE               25,000
VISHAY INTERTECHNLGY              COM           928298108     601       40,000 SH           SOLE               40,000
WAL MART STORES INC               COM           931142103     529       10,000 SH           SOLE               10,000
WORKSTREAM INC                    COM           981402100     891      261,912 SH           SOLE              261,912
YAHOO INC                         COM           984332106     942       25,000 SH           SOLE               25,000
                                                           17,017

23197.0001 #543893